WFVASL
                   Supplement to Prospectus Dated May 3, 1999
                       Supplement dated September 20, 1999

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

Pursuant to a shareholder vote the portfolios of Life & Annuity Trust (LAT) are being reorganized into new portfolios of Wells Fargo Variable Trust (WFVT). Under the reorganization, four (4) of the portfolios of Life & Annuity Trust will transfer all of their assets and liabilities into corresponding portfolios of Wells Fargo Variable Trust which will have the same investment objectives and principal investment strategies. Two (2) portfolios of Life & Annuity Trust are being merged with existing portfolios of Norwest Select Funds and each will become a new portfolio of Wells Fargo Variable Trust.

Due to this reorganization the following changes are being made to your Stagecoach Variable Annuity prospectus:

1.       The following portfolios are changing their name:

         OLD NAME:                                            NEW NAME:

         LAT Asset Allocation                        WFVT Asset Allocation
         LAT Growth                                  WFVT Growth
         LAT Equity Value                            WFVT Equity Value
         LAT Money Market                            WFVT Money Market

2. The following new portfolios of Wells Fargo Variable Trust are being added, following a merger with an existing Norwest Select portfolio:

         OLD LAT FUND:                               NEW WFVT FUND:

         LAT U.S. Government Allocation*             WFVT Corporate Bond
         LAT Strategic Growth*                       WFVT Small Cap Growth

3. The following new portfolios of Wells Fargo Variable Trust are being added:

         WFVT Equity Income
         WFVT Large Company Growth

*Effective September 20, 1999, the LAT U.S. Government Allocation and LAT Strategic Growth portfolios no longer exist.

------------------------------------------------------------------------------------------------------------------------------------
                Underlying Mutual Fund Portfolio Annual Expenses*
    (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------- --------------- ---------------- ------------------ ------------------ ----------------
                                                Management          Other         Total Annual        Fee Waivers       Net Annual
           UNDERLYING PORTFOLIO                    Fees           Expenses          Portfolio        and Expense           Fund
                                                                                    Operating       Reimbursement       Operating
                                                                                    Expenses                             Expenses

------------------------------------ ----------------- ---------------- ------------------ ------------------ ----------------------

WFVT Equity Income                                0.55%            0.62%             1.17%              0.17%             1.00%
WFVT Large Company Growth                         0.55%            0.88%             1.43%              0.43%             1.00%
WFVT Asset Allocation                             0.55%            0.58%             1.13%              0.13%             1.00%
WFVT Growth                                       0.55%            0.68%             1.23%              0.23%             1.00%
WFVT Equity Value                                 0.55%            1.02%             1.57%              0.57%             1.00%
WFVT Corporate Bond                               0.45%            0.80%             1.25%              0.35%             0.90%
WFVT Small Cap Growth                             0.75%            1.66%             2.41%              1.21%             1.20%
WFVT Money Market                                 0.40%            0.50%             0.90%              0.05%             0.85%
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are annualized based on estimated expense amounts between the inception date of each portfolio and the fiscal year ending December 31, 1999.

EXPENSE EXAMPLES

--------------------------------------------------------------------------------
                                Expense Examples
                (amounts shown are rounded to the nearest dollar)
--------------------------------------------------------------------------------

                                       -------------------------------------
                                       There  is no  Contingent  Deferred  Sales
                                       Charge on withdrawals. Therefore, whether
                                       or not you surrender  your Annuity at the
                                       end  of the  applicable  time  period  or
                                       begin  taking  annuity  payments  at such
                                       time,   you  would   pay  the   following
                                       expenses on a $1,000 investment, assuming
                                       5% annual return on assets:

                                       -------------------------------------


After:
-------------------------------------- --------- ---------- --------- ----------
Sub-Account:                           1 Year    3 Years    5 Years   10 Years
-------------------------------------- --------- ---------- --------- ----------
WFVT Equity Income                        25        77        132        280
WFVT Large Company Growth                 25        77        132        280
WFVT Asset Allocation                     25        77        132        280
WFVT Growth                               25        77        132        280
WFVT Equity Value                         25        77        132        280
WFVT Corporate Bond                       24        74        127        270
WFVT Small Cap Growth                     27        83        142        300
WFVT Money Market                         24        73        124        265
-------------------------------------- --------- ---------- --------- ----------


INVESTMENT OPTIONS

------------------- ---------------------------------------------------------------------------------------- -----------------------
                                                                                                                       PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                     ADVISOR/
       TYPE                                                                                                            SUB-ADVISOR
------------------- ---------------------------------------------------------------------------------------- -----------------------
------------------- ---------------------------------------------------------------------------------------- -----------------------
     CAPITAL        WFVT  Money  Market:   seeks  high  current  income,   while                                 Wells Fargo Bank,
   PRESERVATION     preserving  capital and liquidity.  The  Investment  Advisor                                        N.A.
                    actively  manages a  portfolio  of U.S.  dollar  denominated
                    high-quality  money  market   instruments,   including  debt
                    obligations.
------------------- ---------------------------------------------------------------------------------------- -----------------------
------------------- ---------------------------------------------------------------------------------------- -----------------------
                    WFVT  Asset   Allocation:   seeks  long-term  total  return,
                    consistent with reasonable  risk. The Portfolio  pursues its objective by allocating  and  reallocating  its assets among
                    common  stocks,   U.S.   Treasury  Bonds  and  money  market
                    instruments.  This  strategy  is based on the  premise  that
 ASSET              asset  classes are at times  undervalued  or  overvalued  in
 ALLOCATION         comparison to one another and that  investing in undervalued                                 Wells Fargo Bank,
                    asset  classes   offers  better   long-term,   risk-adjusted                                         N.A.
                    returns.  The Investment  Advisor  manages the allocation of investments in the Portfolio assuming a "normal"  allocation of 60%  stocks  and 40%  bonds.  The  stock  portion  of the
                    Portfolio is invested to replicate  the  weightings  of each company  comprising  the S&P 500 Index.  The bond portion of the Portfolio is invested to replicate  the Lehman  Brothers
                    20+ Bond Index.
------------------- ---------------------------------------------------------------------------------------- -----------------------
------------------- ---------------------------------------------------------------------------------------- -----------------------
                    WFVT Corporate  Bond:  seeks a high level of current income,
CORPORATE           consistent with reasonable  risk. The Portfolio  pursues its
BOND                objective  by  actively  managing  a  diversified  portfolio
                    consisting primarily of corporate debt securities. While the                                 Wells Fargo Bank,
                    portfolio may invest in  securities  of any maturity,  under                                        N.A.
                    normal   market   conditions,   it  expects  to  maintain  a
                    dollar-weighted average maturity for portfolio securities of between 10 and 15 years.  The  Portfolio  also may invest in
                    U.S. Government obligations.
------------------- ---------------------------------------------------------------------------------------- -----------------------
------------------- ---------------------------------------------------------------------------------------- -----------------------
 EQUITY INCOME      WFVT Equity Income: seeks long-term capital appreciation and above-average  dividend  income.  The Portfolio  pursues its objective  primarily by  investing  in the common  stocks of
                    large,  high-quality  domestic  companies with above-average                                 Wells Fargo Bank,
                    return  potential  based on current  market  valuations  and                                         N.A.
                    above-average   dividend   income.   Under   normal   market
                    conditions,  the Portfolio invests at least 65% of its total assets in income producing  equity  securities and in issues of companies  with market  capitalizations  greater than the median of the Russell 1000 Index.
------------------- ---------------------------------------------------------------------------------------- -----------------------





------------------- ---------------------------------------------------------------------------------------- -----------------------
                                                                                                                       PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                     ADVISOR/
       TYPE                                                                                                            SUB-ADVISOR
------------------- ---------------------------------------------------------------------------------------- -----------------------
------------------- ---------------------------------------------------------------------------------------- -----------------------
                    WFVT  Growth:  seeks  long-term  capital  appreciation.  The
                    Portfolio  pursues its  objective by investing  primarily in common stocks and other equity  securities of companies that
                    have a strong  earnings  growth  trend  that the  Investment                                 Wells Fargo Bank,
                    Advisor  believes  have  above-average  prospects for future                                        N.A.
                    growth.  Under  normal  market  conditions,   the  Portfolio
                    invests at least 65% of total  assets in equity  securities,
                    including   common  and  preferred   stocks  and  securities
                    convertible into common stocks.  The investment  strategy is focused on larger  capitalization  stocks that fall  within, but towards the higher end of, the range of the Russell 1000
                    Index.
      GROWTH
                    ---------------------------------------------------------------------------------------- -----------------------
                    WFVT Equity Value: seeks long-term capital appreciation. The
                    Portfolio   pursues  its   objective   by   investing  in  a
                    diversified   portfolio   composed   primarily   of   equity
                    securities that are trading at low price-to-earnings ratios,
                    as measured  against the stock  market as a whole or against                                 Wells Fargo Bank,
                    the  individual  stock's own price  history.  Under  normal                                        N.A.
                    market conditions, the Portfolio invests primarily in common stocks of both large, well-established companies and smaller companies with market  capitalization  exceeding $50 million at the time of purchase.  The  Portfolio  may also invest in debt  instruments  that may be  converted  into  the  common stocks of both U.S. and foreign companies.
                    ---------------------------------------------------------------------------------------- -----------------------
                    WFVT  Large  Company   Growth:   seeks   long-term   capital
                    appreciation.   The  Portfolio   pursues  its  objective  by
                    investing primarily in common stocks of large,  high-quality
                    domestic  companies that the Investment  Advisor believes to                                 Wells Fargo Bank,
                    possess superior growth  potential.  The Investment  Advisor                                        N.A.
                    looks  for  companies  that  are  attractively  valued  with
                    fundamental    characteristics    that   it   believes   are
                    significantly  better  than the market  average  and support internal earnings growth capability.
----------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Small Cap Growth: seeks long-term capital appreciation.
                    The  Portfolio  pursues  its  objective  by  investing  in a diversified  portfolio of common  stocks issued by companies whose  market  capitalization  falls  with the  range of the
SMALL               Russell 2000 Index.  The Portfolio  invests in common stocks                                 Wells Fargo Bank,
CAPITALIZATION      of  domestic  and  foreign  companies  that  the  investment                                         N.A.
                    advisor  believes have  above-average  prospects for capital growth,  or  that  may be  involved  in  new  or  innovative
                    products,   services  and  processes.  Under  normal  market
                    conditions,  the Portfolio  invests in an actively  managed, broadly diversified  portfolio of small-cap  growth-oriented common  stocks and in at least 20 common stock issues spread across multiple industry groups and sectors of the economy.
------------------- ------------------------------------------------------------------------------------------------ ---------------